Restricted cash, time deposit and investment	12 Months Ended
Dec. 31, 2019
Restricted cash, time deposit and investment
Restricted cash, time deposit and investment

6. Restricted cash, time deposit and investment

	As of December 31,
	2018	2019
	RMB	RMB
Current:
Restricted cash	—	56,265
Restricted time deposit	142,411	193,505
Total	142,411	249,770

Non-current:
Restricted cash	—	82,207
Restricted time deposit	—	4,000
Restricted wealth management products	—	38,200
Total	—	124,407

Line of credits for short-term bank borrowings was secured by cash and short-term time deposits in banks, amounting to RMB142.4 million and RMB216.9 million as of December 31, 2018 and 2019, respectively.

The cash of RMB114.1 million and wealth management products of RMB38.2 million of Databook became temporary restricted as to withdrawal or usage by the Group and was consequently reclassified to restricted cash, and restricted wealth management products, respectively, as of December 31, 2019. These cash and wealth management products became unrestricted to withdraw or use in January 2021 when the case was closed. See Note 12 and Note 25(b) for more detailed information.

Besides that, there are three-year time deposits of RMB5.0 million in custodian accounts for insurance brokerage business of the Group as of December 31, 2019, out of which RMB1.0 million will mature within one year from December 31, 2019 therefore is presented in current assets.